Schedule I - Condensed Profit or Loss and Other Comprehensive Income (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	$ 401	$ 756	$ 1,447	$ 1,054	$ 2,060
Other gains and losses			(829)	36	144
Fair value change of financial assets at FVTPL	460	32	323	2	108
Fair value change of convertible preferred shares	(76,430)	23,669	(189,646)	(37,424)	(26,572)
Research and development expenses	(16,518)	(17,999)	(35,457)	(35,568)	(31,441)
Administrative expenses	(9,652)	(5,097)	(9,947)	(15,291)	(11,043)
Issuance costs for convertible preferred shares					(3,782)
Other expense	(47,457)	(4,008)	(6,608)	(4,522)	(3,307)
Loss before taxation	(150,684)	(3,416)	(240,810)	(94,796)	(74,905)
Income tax credit (expense)	10	1	1	1	(85)
Loss and total comprehensive expenses for the year, attributable to owners of the Company	$ (150,694)	$ (3,417)	(240,811)	(94,797)	(74,820)
Separate [Member]
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income			112	42	91
Other gains and losses					(88)
Fair value change of financial assets at FVTPL			323	2	108
Fair value change of convertible preferred shares			(189,646)	(37,424)	(26,572)
Research and development expenses			(992)	(2,643)	(2,131)
Administrative expenses			(1,982)	(4,494)	(4,877)
Issuance costs for convertible preferred shares					(3,782)
Other expense			(5,532)	(4,522)	(3,307)
Share of loss in subsidiaries			(43,094)	(45,757)	(34,347)
Loss before taxation			(240,811)	(94,796)	(74,905)
Income tax credit (expense)			0
Loss and total comprehensive expenses for the year, attributable to owners of the Company			$ (240,811)	$ (94,796)	$ (74,905)